Item 1. Report to Shareholders

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
May 31, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

As of 5/31/04

U.S. Treasury Money Fund   $14,479

Lipper U.S. Treasury Money Market Funds Average   $14,366

                        Lipper U.S. Treasury                U.S. Treasury
                     Money Market Funds Average              Money Fund

5/94                       $  10,000                         $  10,000

5/95                          10,458                            10,457

5/96                          10,984                            10,988

5/97                          11,505                            11,509

5/98                          12,069                            12,074

5/99                          12,603                            12,613

5/00                          13,198                            13,211

5/01                          13,902                            13,929

5/02                          14,187                            14,259

5/03                          14,312                            14,405

5/04                          14,365                            14,479

Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 5/31/04                           1 Year    5 Years     10 Years
--------------------------------------------------------------------------------

U.S. Treasury Money Fund                         0.51%      2.80%        3.77%

Lipper U.S. Treasury Money
Market Funds Average                             0.32       2.60         3.69

Returns do not reflect taxes that the shareholder may pay on fund distributions. Past performance cannot guarantee future results.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

Reflecting historically low Treasury bill rates, your fund returned 0.51% for the 12-month period ended May 31, 2004. The fund outperformed the Lipper U.S. Treasury Money Market Funds Average, as shown in the table on the previous page, because we focused on T-bills with the highest available yields.


Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                              5/31/03         5/31/04
--------------------------------------------------------------------------------

Price Per Share                             $1.00           $1.00

Dividend Yield (7-Day Simple) *              0.65%           0.46%

Weighted Average
Maturity (days)                                65              56

Weighted Average Quality **               First Tier      First Tier

* Dividends earned for the last seven days are annualized and divided by the fund's net asset value at the end of the period.

** All securities purchased in the money fund are rated in the two highest categories (tiers) as established by national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price based on T. Rowe Price research.

Note: A money fund's yield more closely reflects its current earnings than total return.

As you know, the fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income by investing at least 80% of its net assets in U.S. Treasury securities, which are backed by the full faith and credit of the federal government. The remainder is invested in other securities backed by the full faith and credit of the U.S. government. We will not purchase any security with a maturity of more than 13 months, and the fund's weighted average maturity will not exceed 90 days.

As shown in the Portfolio Characteristics table, the fund's weighted average maturity declined from 65 days to 56 days during its fiscal year. Its simple seven-day dividend yield eased from 0.65% to 0.46%. The fund's weighted average quality remained in the top tier because Treasuries offer the highest credit quality.

Respectfully submitted,

James S. Riepe
Chairman

June 17, 2004

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights           For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              Year
                             Ended
                           5/31/04    5/31/03    5/31/02    5/31/01    5/31/00
NET ASSET VALUE

Beginning of period       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000

Investment activities

Net investment
income (loss)                0.005      0.010      0.023      0.053      0.046

Distributions

Net investment income       (0.005)    (0.010)    (0.023)    (0.053)    (0.046)

NET ASSET VALUE

End of period             $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                          ----------------------------------------------------

Ratios/Supplemental Data

Total return^                 0.51%      1.02%      2.37%      5.44%      4.75%

Ratio of total expenses
to average net assets         0.49%      0.50%      0.49%      0.49%      0.48%

Ratio of net investment
income (loss) to average
net assets                    0.52%      1.01%      2.32%      5.31%      4.66%

Net assets, end of period
(in millions)              $    956  $   1,105  $     970  $     956  $     927


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Portfolio of Investments (1)                                 $ Par        Value
--------------------------------------------------------------------------------
(Amounts in 000s)

U.S. TREASURY OBLIGATIONS  99.7%

U.S. Treasury Bills

        0.833%, 6/24/04                                     30,000       29,984

        0.84%, 6/17/04                                       3,896        3,895

        0.845%, 6/3 - 7/1/04                                67,435       67,402

        0.85%, 7/8/04                                       40,000       39,965

        0.855%, 6/3 - 6/17/04                                8,541        8,539

        0.857%, 7/1/04                                         122          122

        0.86%, 7/8/04                                       50,000       49,956

        0.861%, 7/8/04                                      25,000       24,978

        0.865%, 6/24/04                                     60,000       59,967

        0.87%, 6/17/04                                      17,791       17,784

        0.875%, 6/3 - 7/1/04                                95,632       95,593

        0.88%, 6/10/04                                      25,000       24,995

        0.89%, 6/10 - 7/15/04                               50,000       49,954

        0.91%, 6/3/04                                       50,000       49,997

        0.913%, 6/3/04                                       2,189        2,189

        0.915%, 6/14/04                                     40,000       39,987

        1.00%, 6/10 - 9/9/04                                40,000       39,939

        1.003%, 7/29/04                                        923          922

        1.005%, 7/1/04                                      50,000       49,958

        1.009%, 9/2/04                                       1,071        1,068

        1.011%, 9/9/04                                         892          889

        1.015%, 7/29 - 9/2/04                                6,365        6,350

        1.027%, 9/2/04                                      25,000       24,934

        1.028%, 9/2 - 10/14/04                              43,555       43,391

        1.035%, 6/3/04                                      30,000       29,998

U.S. Treasury Notes

        1.875%, 9/30/04                                     75,000       75,205

        2.00%, 11/30/04                                     75,000       75,355

        2.125%, 8/31/04                                     40,000       40,108

Total U.S. Treasury Obligations (Cost  $953,424)                        953,424

                                                                          Value
--------------------------------------------------------------------------------
(Amounts in 000s)

Total Investments in Securities

99.7% of Net Assets (Cost $953,424)                                    $953,424
                                                                       --------

(1)  Denominated in U.S. dollar unless otherwise noted

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(Amounts in $000s except shares and per share amounts)

Assets

Investments in securities, at value (cost $953,424)                  $  953,424

Other assets                                                             45,770

Total assets                                                            999,194

Liabilities

Total liabilities                                                        42,860

NET ASSETS                                                           $  956,334
                                                                     ----------

Net Assets Consist of:

Undistributed net investment income (loss)                           $       82

Undistributed net realized gain (loss)                                       97

Paid-in-capital applicable to 956,029,233 shares of
$0.01 par value capital stock outstanding;
2,000,000,000 shares of the Corporation authorized                      956,155

NET ASSETS                                                           $  956,334
                                                                     ----------

NET ASSET VALUE PER SHARE                                            $     1.00
                                                                     ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                          Year
                                                                         Ended
                                                                       5/31/04
Investment Income (Loss)

Interest Income                                                     $   10,565

Expenses

  Investment management                                                  3,339

  Shareholder servicing                                                  1,488

  Custody and accounting                                                   124

  Registration                                                              82

  Prospectus and shareholder reports                                        66

  Legal and audit                                                           17

  Directors                                                                  8

  Miscellaneous                                                              9

  Total expenses                                                         5,133

Net investment income (loss)                                             5,432

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                      (2)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $    5,430
                                                                    ----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                             Year
                                                            Ended
                                                          5/31/04       5/31/03
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $     5,432   $    10,819

  Net realized gain (loss)                                     (2)           26

  Increase (decrease) in net assets from operations         5,430        10,845

Distributions to shareholders

  Net investment income                                    (5,432)      (10,819)

Capital share transactions *

  Shares sold                                             978,373     1,247,787

  Distributions reinvested                                  5,253        10,422

  Shares redeemed                                      (1,132,531)   (1,123,321)

  Increase (decrease) in net assets from capital
  share transactions                                     (148,905)      134,888

Net Assets

Increase (decrease) during period                        (148,907)      134,914

Beginning of period                                     1,105,241       970,327

End of period                                         $   956,334   $ 1,105,241
                                                      --------------------------

(Including undistributed net investment income of $82 at 5/31/04 and $82 at 5/31/03)

*    Capital share transactions at net asset value of $1.00 per share.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report                                            May 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Treasury Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Treasury Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on June 28, 1982. The fund seeks maximum preservation of capital and liquidity and, consistent with these goals, the highest possible current income.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended May 31, 2004 totaled $5,432,000 and were characterized as ordinary income for tax purposes. At May 31, 2004, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------

Unrealized appreciation                                        $         8,000

Unrealized depreciation                                                (14,000)

Net unrealized appreciation (depreciation)                              (6,000)

Undistributed ordinary income                                          185,000

Paid-in capital                                                    956,155,000

Net assets                                                     $   956,334,000
                                                               ---------------

For the year ended May 31, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net realized gain                                        (42,000)

Paid-in capital                                                         42,000

At May 31, 2004, the cost of investments for federal income tax purposes was $953,430,000.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to the fund's pro-rata share of a group fee. The fee is computed daily and paid monthly. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At May 31, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $256,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,034,000 for the year ended May 31, 2004, of which $69,000 was payable at period-end.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price U.S. Treasury Funds, Inc. and Shareholders of U.S. Treasury Money Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of U.S. Treasury Money Fund (the "Fund") at May 31, 2004, the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
June 22, 2004

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 5/31/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $42,000 from short-term capital gains.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price U.S. Treasury Money Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price U.S. Treasury Money Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Directors

Name
(Year of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected*                 and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, and Chief
(1945)                        Executive Officer, The Rouse Company, real
1989                          estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC, an
(1943)                        acquisition and management advisory firm
2001

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(1938)                        Resources Corp. (5/00 to present), and Pacific
2001                          Rim Mining Corp. (2/02 to present); Chairman
                              and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(1943)                        Client Services, Marsh Inc. (1999-2003); Managing
2003                          Director and Head of International Private
                              Banking, Bankers Trust (1996-1999); Director, Eli
                              Lilly and Company and Georgia Pacific

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(1934)                        Inc., consulting environmental and civil engineers
1989

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(1946)                        a real estate investment company; Partner,
1992                          Blackstone Real Estate Advisors, L.P.; Director,
                              AMLI Residential Properties Trust and The Rouse
                              Company, real estate developers

* Each independent director oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years and
Portfolios Overseen]          Directorships of Other Public Companies

Mary J. Miller, CFA           Vice President, T. Rowe Price and T. Rowe
(1955)                        Price Group, Inc.; President, U.S. Treasury Funds
2004
[37]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(1943)                        Chairman of the Board, Director, and Vice
1989                          President, T. Rowe Price Group, Inc.; Chairman
[111]                         of the Board and Director, T. Rowe Price Global
                              Asset Management Limited, T. Rowe Price Global
                              Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe Price
                              Services, Inc.; Chairman of the Board, Director,
                              President, and Trust Officer, T. Rowe Price Trust
                              Company; Director, T. Rowe Price International,
                              Inc.; Director, The Nasdaq Stock Market, Inc.;
                              Chairman of the Board, U.S. Treasury Funds


* Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Stephen V. Booth, CPA (1961)            Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Brian J. Brennan, CFA (1964)            Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Steven G. Brooks, CFA (1954)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Brian E. Burns (1960)                   Assistant Vice President, T. Rowe Price
Vice President, U.S. Treasury Funds

Joseph A. Carrier (1960)                Vice President, T. Rowe Price, T. Rowe
Treasurer, U.S. Treasury Funds          Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and
                                        T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jerome A. Clark, CFA (1961)             Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., T. Rowe Price
                                        Investment Services, Inc., and T. Rowe
                                        Price Trust Company

Roger L. Fiery III, CPA (1959)          Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., T. Rowe Price
                                        International, Inc., and T. Rowe Price
                                        Trust Company

Gregory S. Golczewski (1966)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Trust Company

Charles B. Hill, CFA (1961)             Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Henry H. Hopkins (1942)                 Director and Vice President, T. Rowe
Vice President, U.S. Treasury Funds     Price Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price Group, Inc.,
                                        T. Rowe Price International, Inc., and
                                        T. Rowe Price Retirement Plan
                                        Services, Inc.

Alan D. Levenson, PhD (1958)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Patricia B. Lippert (1953)              Assistant Vice President, T. Rowe
Secretary, U.S. Treasury Funds          Price and T. Rowe Price Investment
                                        Services, Inc.

Joseph K. Lynagh, CFA (1958)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

James M. McDonald (1949)                Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Cheryl A. Mickel, CFA (1967)            Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Vernon A. Reid, Jr. (1954)              Vice President, T. Rowe Price and
Vice President, U.S. Treasury Funds     T. Rowe Price Group, Inc.

Daniel O. Shackelford, CFA (1958)       Vice President, T. Rowe Price, T. Rowe
Vice President, U.S. Treasury Funds     Price Group, Inc., and T. Rowe Price
                                        Trust Company

Edward A. Wiese, CFA (1959)             Vice President, T. Rowe Price, T. Rowe
Executive Vice President,               Price Group, Inc., and T. Rowe Price
U.S. Treasury Funds                     Trust Company; Chief Investment Officer,
                                        Director, and Vice President, T. Rowe
                                        Price Savings Bank

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $9,419                $9,643
     Audit-Related Fees                         859                    --
     Tax Fees                                 2,603                 2,597
     All Other Fees                             124                    --

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $819,000 and $671,000 respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Treasury Funds, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     July 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     July 16, 2004